Consolidated Statement of Changes in Shareowners'equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Net sales (purchases) of shares for treasury(a)	$ (20,946) [1]
Synchrony Financial
Net sales (purchases) of shares for treasury(a)	$ (20,383)

[1]	2015 included $ (20,383) million related to the split-off of Synchrony Financial from GE, where GE shares were exchanged for shares of Synchrony Financial.